Income tax - Additional information (Details) - RUB (₽) ₽ in Millions		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income taxes
Accumulated unremitted earnings not intended to be distributed			₽ 92	₽ 18,303
Tax payable to distribute unremitted earnings not intended to be distributed			5	915
Unrecognised deferred tax asset on tax loss carry forward			₽ 20	₽ 4	₽ 57
Cyprus
Disclosure of income taxes
Corporate income tax rate			12.50%
Cyprus | Forecast
Disclosure of income taxes
Corporate income tax rate		15.00%
Russia
Disclosure of income taxes
Corporate income tax rate			20.00%
Tax rate on income received from government bonds			15.00%
Withholding tax rate on payment of interest and dividends	15.00%
Reduced withholding tax rate on payment of interest and dividends			5.00%
Russia | Minimum
Disclosure of income taxes
Reduced withholding tax rate on payment of interest and dividends	0.00%
Russia | Maximum
Disclosure of income taxes
Reduced withholding tax rate on payment of interest and dividends	5.00%
Kazakhstan
Disclosure of income taxes
Corporate income tax rate			20.00%